Lease Liabilities	12 Months Ended
Jul. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Lease Liabilities
21. Lease Liabilities

The following is a continuity schedule of lease liabilities for the years ended July 31, 2022 and 2021:

$
Balance at July 31, 2020	29,116
Assumed on business combination (Note 15)	17,059
Lease disposals	(789)
Lease payments	(4,835)
Interest expense on lease liabilities	3,334
Balance at July 31, 2021	43,885
Assumed on business combination (Note 15)	1,992
Lease additions	29
Lease terminations	(24,300)
Lease payments	(6,054)
Interest expense on lease liabilities	4,197
Derecognition due to loss of control (Note 15)	(16,909)
Balance at July 31, 2022	2,840
Current	914
Non-current	1,926

On July 31, 2022, the Company terminated its lease of the Belleville Ontario, manufacturing and processing centre. The Company previously leased the facility as a 15-year anchor tenant from a related party (Note 30). Under the lease surrender terms the Company incurred a penalty fee of $2,380, payable on July 31, 2022. Also, under the surrender terms the Company agreed to surrender certain fixed assets with an estimated fair market value of $160. As at July 31, 2022, the Company has a remaining $525 accrued for the associated liabilities of transferring the lease back to the lessor. The Company recognized a gain on lease termination of $22,680 recorded in other income.

The Company expensed variable lease payments of $3,200 in the year ended July 31, 2022 (July 31, 2021 -$3,885).

The following table is the Company's lease obligations over the next five fiscal years and thereafter as at July 31, 2022:

Fiscal year	2023	2024 - 2025	2026 - 2027	Thereafter	Total
	$	$	$	$	$
Lease obligations	1,026	1,174	300	1,200	3,700